Filed pursuant to Rule 497
1933 Act File No. 333-218611

PROSPECTUS SUPPLEMENT dated September 12, 2017
(to Prospectus dated June 14, 2017, as supplemented from time to time)

EAGLE POINT CREDIT COMPANY INC.

$50,000,000 of Common Stock

Up to 1,000,000 Shares of 7.75% Series B Term Preferred Stock due 2026

Liquidation Preference $25 per share

This prospectus supplement supplements the prospectus supplement dated August 16, 2017, or the “August Prospectus Supplement”, the prospectus supplement dated July 13, 2017, or the “July Prospectus Supplement”, the prospectus supplement dated June 28, 2017, or the “First Prospectus Supplement”, and the accompanying prospectus thereto dated June 14, 2017, or the “Base Prospectus”. The Base Prospectus, the First Supplement, the July Prospectus Supplement, the August Prospectus Supplement and this prospectus supplement are collectively referred to as the “Prospectus”. The Prospectus relates to the offering of $50,000,000 aggregate amount of common stock, par value $0.001 per share, or the “common stock,” and up to 1,000,000 shares of 7.75% Series B Term Preferred Stock due 2026, or the “Series B Term Preferred Stock,” with an aggregate liquidation preference of $25,000,000, pursuant to an at market issuance sales agreement, dated June 28, 2017, with FBR Capital Markets & Co. This prospectus supplement provides certain estimated financial information as of August 31, 2017.

Investing in our securities involves a high degree of risk, including the risk of a substantial loss of investment. Before purchasing any shares of our common stock or Series B Term Preferred Stock, you should read the discussion of the principal risks of investing in our securities, which are summarized in “Risk Factors” beginning on page S-8 of the August Prospectus Supplement, page S-20 of the First Prospectus Supplement and page 17 of the Base Prospectus.

The terms “we,” “us” and “our” refer to Eagle Point Credit Company Inc., a Delaware corporation, and its consolidated subsidiaries.

ESTIMATED FINANCIAL INFORMATION AS OF AUGUST 31, 2017

Management’s unaudited estimate of the range of our net asset value per share of our common stock as of August 31, 2017 was between $16.74 and $16.84.